EXHIBIT 99.1

John Deere Owner Trust 2013

Statement to Noteholders

$262,000,000 Class A-1 0.25000% Asset Backed Notes due May 02, 2014

$250,000,000 Class A-2 0.41% Asset Backed Notes due September 15, 2015

$250,000,000 Class A-3 0.60% Asset Backed Notes due March 15, 2017

$89,426,000 Class A-4 0.77% Asset Backed Notes due July 15, 2019

$21,832,402 Asset Backed Certificates

Payment Date:				15-Jul-14

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$87,595,581.37
		(ii)	A-2 Note Pool Factor:	0.3503823

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$89,426,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$14,564,870.30
		per $1,000 original principal amount:		$58.26

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$14,564,870.30

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$29,928.49
			per $1,000 original principal amount:	$0.12

		(iii)	Class A-3 Notes:	$125,000.00
			per $1,000 original principal amount:	$0.50

		(iv)	Class A-4 Notes:	$57,381.68
			per $1,000 original principal amount:	$0.64

		(v)	Total:	$212,310.17

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$452,434,838.22
		(ii)	at end of related Collection Period:	$437,120,565.54

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$448,853,983.35
		(ii)	at end of related Collection Period:	$434,289,113.05

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$475,682,120.61
		(ii)	at end of related Collection Period:	$459,384,188.27

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$73,030,711.07
		(ii)	A-2 Note Pool Factor:	0.2921228

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$89,426,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$21,832,402.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$377,029.03
	per $1,000 original principal amount:			$0.43
	(a)	Amount of Servicing Fee earned:		$377,029.03
	(b)	Amount of Servicing Fee paid:		$377,029.03
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$10,915,731.00
	(ii)	Specified Reserve Account Balance:		$10,915,731.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$3,641,395.03
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.83%

(10)	(i)	Aggregate amount of net losses for the collection period:		$69,163.13
	(ii)	Cumulative amount of net losses:		$585,255.28
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.07%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$242,455.95
		(ii)	% of Pool Balance:	0.05%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%